SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Customer Subsequent Segment Bank PerformanceObligation		Dec. 31, 2020 USD ($) Customer	Feb. 25, 2022 USD ($) Shareholder
Going Concern and Liquidity [Abstract]
Accumulated deficit	$ (18,701,000)		$ (18,701,000)		$ (13,225,000)	[1]	$ (7,475,000)
Cash flows used in operating activities	(2,464,000)	$ (1,301,000)	(4,952,000)	$ (2,452,000)	(7,884,000)		(1,006,000)
Working capital					3,900,000
Cash and cash equivalents	14,179,000		14,179,000		$ 2,227,000	[1]	$ 10,447,000
Number of shareholders | Shareholder								2
Convertible notes, aggregate principal								$ 7,000,000.0
Segments [Abstract]
Number of operating segments | Segment					1
Number of reportable segments | Segment					1
Concentrations of Credit Risk [Abstract]
Number of customers | Customer					1		0
Cash and Cash Equivalents [Abstract]
Number of commercial banks | Bank					1
Federally insured limits					$ 250,000
Cash balances in excess of FDIC insured limits	$ 13,900,000		$ 13,900,000		$ 1,900,000		$ 10,000,000.0
Contract Assets (Deferred Commission) [Abstract]
Useful life of contract assets					3 years
Term of contract					1 year
Number of contract renewals | Subsequent					2
Capitalized Software Development Costs [Abstract]
Useful life			3 years
Impairment of Long-Lived Assets [Abstract]
Impairment loss					$ 0		0
Intangible Assets [Abstract]
Intangible assets, useful life					3 years
Revenue Recognition [Abstract]
Term of contract					1 year
Number of performance obligations | PerformanceObligation					1
Selling, Servicing and Marketing Expenses [Abstract]
Advertising expense					$ 96,000		22,000
Income Taxes [Abstract]
Uncertain tax positions					$ 0		$ 0
Retail Customers [Member]
Contract Assets (Deferred Commission) [Abstract]
Term of contract					1 year
Revenue Recognition [Abstract]
Term of contract					1 year
Percentage of initial start-up fees					8.30%
Minimum [Member] | Brand Customers [Member]
Revenue Recognition [Abstract]
Credit utilization period					6 months
Prepaid contract term					6 months
Maximum [Member] | Brand Customers [Member]
Revenue Recognition [Abstract]
Credit utilization period					12 months
Prepaid contract term					12 months
Software [Member]
Capitalized Software Development Costs [Abstract]
Useful life					3 years
Customer [Member] | Revenue [Member] | Customer [Member]
Concentrations of Credit Risk [Abstract]
Concentration risk, percentage					11.00%
Customer [Member] | Accounts Receivable [Member] | Customer [Member]
Concentrations of Credit Risk [Abstract]
Concentration risk, percentage					28.00%

[1]	Derived from audited consolidated financial statements